Contingent consideration - non-current (Tables)	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of liabilities - contingent consideration

	Consolidated
	December	June 2022
	2022	Restated *
	$	$
Contingent consideration - Paxalisib	600,588	1,167,536
Contingent consideration - EVT801	7,517,729	7,041,409

	8,118,317	8,208,945

Summary of reconciliation of contingent consideration

	Consolidated
	December	June 2022
	2022	Restated *
	$	$
Reconciliation of the balance at the beginning and end of the reporting period is set out below:
Contingent consideration at start of period (current and non-current)	8,967,785	11,094,441
Payment of EVT801 milestone	—	(2,364,732)
Interest	221,637	414,662
Foreign currency loss	282,130	(328,873)
Loss on revaluation of contingent consideration	85,226	152,287

	9,556,778	8,967,785